FAIR VALUE MEASUREMENT - Roll forward of major Level 3 investments (Details) - Unobservable inputs (Level 3) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Roll forward of major Level 3 investments
Fair value of Level 3 investments, beginning balance	¥ 5,708	¥ 6,806
Transfer in and/or out of level 3	69	(1,755)
New addition	150	455
Disposal of investments	(2,655)	(17)
Effect of exchange rate change	121	(193)
Other than temporary impairments		(156)
The change in fair value of the investments	(676)	568
Fair value of Level 3 investment, ending balance	¥ 2,717	¥ 5,708